Property And Equipment, Net - Schedule of Disposal of Equipment for Leasing (Details) - Property, Plant and Equipment [Member]	12 Months Ended
Sep. 30, 2022 HKD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost	$ 2,888,150
Accumulated depreciation	(1,024,258)
Carrying amount of the equipment for leasing disposed	1,863,892
Proceeds from disposal
Loss on disposal	$ (1,863,892)